Pension Benefits - Summary of Movements in the present value of the defined benefit obligation (Detail) - Pension defined benefit plans [member] - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure In Tabular Form Of Changes In Net Defined Benefit Obligation At Present Value [Line Items]
Defined benefit obligation at the beginning of the year	$ 1,343.6	$ 1,504.3
Current service cost	15.0	19.8
Interest cost	55.4	37.0
Past service cost	49.5	0.0
Actuarial gains arising from financial assumptions	(112.2)	(154.6)
Effect of experience adjustments	(2.2)	16.2
Benefits paid	(84.2)	(79.1)
Defined benefit obligation at end of the year,	$ 1,264.9	$ 1,343.6